UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bessent Capital, LLC
Address:  623 Fifth Avenue, 23rd Floor
          New York, NY 10022

13 File Number: 28-06151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Freeman
Title:
Phone:
Signature, Place and Date of Signing:

    John F. Freeman  July 23, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    48362

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALBERTSONS INC COM             COMMON STOCK     013104104      265    10000 SH       SOLE                  10000        0        0
D ALLIANT TECHSYSTEMS INC COM    COMMON STOCK     018804104      247     3900 SH       SOLE                   3900        0        0
D AMERISOURCEBERGEN CORP COM     COMMON STOCK     03073E105      243     4060 SH       SOLE                   4060        0        0
D ANHEUSER BUSCH COS INC COM     COMMON STOCK     035229103      378     7000 SH       SOLE                   7000        0        0
D BIOMET INC COM                 COMMON STOCK     090613100      260     5850 SH       SOLE                   5850        0        0
D BRISTOL MYERS SQUIBB CO USD.10 COMMON STOCK     110122108     4557   186000 SH       SOLE                 186000        0        0
D DELPHI CORPORATION             COMMON STOCK     247126105      212    19850 SH       SOLE                  19850        0        0
D DIRECTV GROUP INC              COMMON STOCK     25459L106     6011   351513 SH       SOLE                 351513        0        0
D FIFTH THIRD BANCORP COM        COMMON STOCK     316773100      247     4600 SH       SOLE                   4600        0        0
D LOCKHEED MARTIN CORP  COM      COMMON STOCK     539830109     5208   100000 SH       SOLE                 100000        0        0
D NOBLE CORP                     COMMON STOCK     G65422100     4691   123800 SH       SOLE                 123800        0        0
D NORTHROP GRUMMAN COR P (FORMER COMMON STOCK     666807102     5091    94800 SH       SOLE                  94800        0        0
D RAYTHEON COMPANY COM           COMMON STOCK     755111507     5393   150760 SH       SOLE                 150760        0        0
D TIME WARNER INC COM STK        COMMON STOCK     887317105    15559   885050 SH       SOLE                 885050        0        0
S REPORT SUMMARY                 14 DATA RECORDS               48362        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED